Wells, Pipelines, Properties, Plant and Equipment, Net (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of detailed information about property, plant and equipment [abstract]
Detailed Information About Property, Plant and Equipment
As of June 30, 2026, 2025 and December 31, 2025, wells, pipelines, properties, plant and equipment, net, is presented as follows:

	Plants		Drilling equipment	Pipelines	Wells	Buildings	Offshore platforms	Furniture and equipment	Transportation equipment	Construction in progress (1)	Land	Total fixed assets
Investment
Balances as of January 1, 2025	Ps.	1,147,088,699	24,307,475	507,250,372	1,849,606,934	77,850,512	428,679,320	55,458,217	34,193,167	595,534,110	53,332,375	Ps.	4,773,301,181
Acquisitions	4,041,750		668,550	2,242,850	18,115,280	740	520,240	2,500,900	390,220	29,155,370	—	57,635,900
Reclassifications	439,360		—	522,330	—	—	(441,590)	(1,390)	48,747	—	—	567,457
Capitalization	35,739,410		—	2,721,580	13,543,470	4,992,210	—	496,170	129,150	(57,621,990)	—	—
Disposals	(834,900)		(68,410)	(794,720)	(10,940)	(7,510)	(14,800)	(302,700)	(80,880)	(859,150)	(215,670)	(3,189,680)
Translation effect	(10,009,810)		—	(250,910)	—	(1,049,210)	—	(82,420)	(297,530)	(24,284,900)	(193,770)	(36,168,550)
Balances as of June 30, 2025	Ps.	1,176,464,509	24,907,615	511,691,502	1,881,254,744	81,786,742	428,743,170	58,068,777	34,382,874	541,923,440	52,922,935	Ps.	4,792,146,308
Balances as of January 1, 2025	Ps.	1,147,088,699	24,307,475	507,250,372	1,849,606,934	77,850,512	428,679,320	55,458,217	34,193,167	595,534,110	53,332,375	Ps.	4,773,301,181
Acquisitions	14,065,870		1,720,400	9,362,710	67,196,720	(10,680)	2,731,950	3,285,650	1,722,480	94,020,980	—	194,096,080
Reclassifications	5,228,300		(25,430)	532,090	—	1,620,720	(6,927,180)	24,210	92,620	77,520	—	622,850
Capitalization	168,334,100		—	6,574,820	47,890,360	7,835,170	604,370	1,040,030	256,850	(232,536,280)	580	—
Disposals	(7,437,570)		(3,000,030)	(12,463,280)	(29,665,120)	(9,320)	(10,782,430)	(473,760)	(146,460)	(713,060)	(228,880)	(64,919,910)
Translation effect	(24,060,380)		—	(23,670)	—	(1,849,780)	—	(145,780)	(469,180)	(32,298,830)	(324,160)	(59,171,780)
Balances as of December 31, 2025	Ps.	1,303,219,019	23,002,415	511,233,042	1,935,028,894	85,436,622	414,306,030	59,188,567	35,649,477	424,084,440	52,779,915	Ps.	4,843,928,421
Acquisitions	4,613,710		873,310	817,840	8,542,980	104,070	774,640	(132,800)	657,300	27,282,700	—	43,533,750
Reclassifications	(311,460)		(12,770)	—	—	(840)	—	16,580	(7,180)	319,380	—	3,710
Capitalization	191,011,510		—	4,650,250	17,266,370	179,750	—	313,670	59,850	(213,481,400)	—	—
Disposals	(5,824,760)		(372,570)	—	—	—	—	(1,487,100)	(11,640)	(1,434,550)	(290)	(9,130,910)
Translation effect	(23,064,510)		—	(2,620)	—	(445,700)	—	(38,370)	(74,950)	9,291,710	(77,220)	(14,411,660)
Balances as of June 30, 2026	Ps.	1,469,643,509	23,490,385	516,698,512	1,960,838,244	85,273,902	415,080,670	57,860,547	36,272,857	246,062,280	52,702,405	Ps.	4,863,923,311
Accumulated depreciation and amortization
Balances as of January 1, 2025	Ps.	(901,583,069)	(7,574,244)	(326,936,205)	(1,413,192,433)	(51,487,596)	(303,184,790)	(46,845,363)	(18,471,570)	(53,493,199)	—	Ps.	(3,122,768,469)
Depreciation and amortization	(14,956,200)		(239,210)	(5,964,120)	(43,854,360)	(816,410)	(5,859,610)	(845,050)	(862,992)	—	—	(73,397,952)
Reclassifications	(6,630)		1,220	(522,330)	—	—	7,270	(1,750)	(45,237)	—	—	(567,457)
(Impairment)	(22,740,200)		—	(10,025,500)	(15,956,570)	(42,890)	(10,210,580)	—	—	(2,048,694)	—	(61,024,434)
Reversal of impairment	18,524,140		—	—	1,894,170	—	—	—	—	412,440	—	20,830,750
Disposals	400,860		68,330	749,470	—	7,360	12,000	302,500	78,200	—	—	1,618,720
Translation effect	6,295,220		—	253,340	—	413,340	—	37,580	71,461	—	—	7,070,941
Balances as of June 30, 2025	Ps.	(914,065,879)	(7,743,904)	(342,445,345)	(1,471,109,193)	(51,926,196)	(319,235,710)	(47,352,083)	(19,230,138)	(55,129,453)	—	Ps.	(3,228,237,901)
Balances as of January 1, 2025	Ps.	(901,583,069)	(7,574,244)	(326,936,205)	(1,413,192,433)	(51,487,596)	(303,184,790)	(46,845,363)	(18,471,570)	(53,493,199)	—	Ps.	(3,122,768,469)
Depreciation and amortization	(34,323,900)		(415,240)	(13,635,710)	(86,448,950)	(1,863,600)	(13,364,700)	(1,724,030)	(1,742,534)	—	—	(153,518,664)
Reclassifications	(1,290,060)		1,220	(532,090)	—	(96,200)	1,385,140	(1,750)	(89,110)	—	—	(622,850)
(Impairment)	(39,761,990)		—	(34,492,290)	(23,760,170)	(42,890)	(12,365,330)	—	—	(16,023,009)	—	(126,445,679)
Reversal of impairment	39,467,710		—	29,701,920	30,497,120	—	14,903,160	—	—	3,798,320	—	118,368,230
Disposals	6,591,240		2,107,790	6,848,320	25,124,790	8,290	6,898,330	470,340	135,570	—	—	48,184,670

Translation effect	10,858,320		—	26,400	—	714,760	—	64,860	126,045	—	—	11,790,385
Balances as of December 31, 2025	Ps.	(920,041,749)	(5,880,474)	(339,019,655)	(1,467,779,643)	(52,767,236)	(305,728,190)	(48,035,943)	(20,041,599)	(65,717,888)	—	Ps.	(3,225,012,377)
Depreciation and amortization	Ps.	(20,881,540)	(249,380)	(5,926,720)	(51,461,430)	(1,044,010)	(6,418,630)	(853,790)	(905,319)	—	—	Ps.	(87,740,819)
Reclassifications	(1,000)		1,040	—	—	840	—	(5,900)	1,310	—	—	(3,710)
(Impairment)	(3,652,020)		—	(1,102,090)	—	—	—	—	(52,480)	(678,390)	—	(5,484,980)
Reversal of impairment	4,161,020		—	—	—	—	—	—	—	624,790	—	4,785,810
Disposals	5,228,180		165,090	—	—	—	—	1,485,910	10,296	—	—	6,889,476
Translation effect	2,886,510		—	1,970	—	177,080	—	17,130	32,140	—	—	3,114,830
Balances as of June 30, 2026	Ps.	(932,300,599)	(5,963,724)	(346,046,495)	(1,519,241,073)	(53,633,326)	(312,146,820)	(47,392,593)	(20,955,652)	(65,771,488)	—	Ps.	(3,303,451,770)
Wells, pipelines, properties, plant and equipment—net as of June 30, 2025	Ps.	262,398,630	17,163,711	169,246,157	410,145,551	29,860,546	109,507,460	10,716,694	15,152,736	486,793,987	52,922,935	Ps.	1,563,908,407
Wells, pipelines, properties, plant and equipment—net as of December 31, 2025	Ps.	383,177,270	17,121,941	172,213,387	467,249,251	32,669,386	108,577,840	11,152,624	15,607,878	358,366,552	52,779,915	Ps.	1,618,916,044
Wells, pipelines, properties, plant and equipment—net as of June 30, 2026	Ps.	537,342,910	17,526,661	170,652,017	441,597,171	31,640,576	102,933,850	10,467,954	15,317,205	180,290,792	52,702,405	Ps.	1,560,471,541
Depreciation rates	3 to 5%		5%	2 to 7%	—	3 to 7%	4%	3 to 10%	4 to 20%	—	—
Estimated useful lives	20 to 35		20	15 to 45	—	14 to 33	25	10 to 33	5 to 25	—	—
(1)Mainly wells, pipelines and plants.
A.For the six-month periods ended June 30, 2026 and 2025, the financing cost identified with fixed assets in the construction or installation stage, capitalized as part of the value of such fixed assets, was Ps. 1,787,322 and Ps. 3,114,120, respectively. Financing cost rates during the six-month periods ended June 30, 2026 and 2025 were 7.83% to 8.68% and 8.35% to 14.11%, respectively.
B.The combined depreciation of fixed assets and amortization of wells for the six-month periods ended June 30, 2026 and 2025, recognized in operating costs and expenses, was Ps. 87,740,819 and Ps. 73,397,952, respectively. These figures include costs related to plugging and abandonment of wells, for the six-month periods ended June 30, 2026 and 2025 of Ps. 5,132,477 and Ps. 3,768,993, respectively.
C.As of June 30, 2026 and December 31, 2025, provisions relating to future plugging of wells costs amounted to Ps. 126,693,166 and Ps. 126,608,358, respectively, and are presented as part of “Provisions for plugging of wells” (see Note 17).
D.For the six-month periods ended June 30, 2026 and 2025, the translation effect of property, plant and equipment items from a different currency than the presentation currency was Ps. (11,296,830) and Ps. (29,097,609), respectively, which consisted of mainly plant.
E.During the six-month periods ended June 30, 2026 and 2025, PEMEX recognized a net impairment of Ps. (699,170) and Ps. (40,193,684), respectively, which is presented as a separate line item in the condensed consolidated interim statement of comprehensive income as follows:

	For the six-month periods ended June 30,
	2026		2025
	(Impairment) / Reversal of impairment, net
Logistics as a part of Other Operating Subsidiary Companies	Ps.	(4,402,726)	Ps.	—
Industrial Processes	497,902		—
Energy Transformation	3,205,654		—
Exploration and Extraction	—		(37,993,336)
Pemex Industrial Transformation	—		(2,200,348)
(Impairment), net	Ps.	(699,170)	Ps.	(40,193,684)

Summary of Net Impairment and Net Reversal of Impairment	During the six-month periods ended June 30, 2026 and 2025, PEMEX recognized a net impairment of Ps. (699,170) and Ps. (40,193,684), respectively, which is presented as a separate line item in the condensed consolidated interim statement of comprehensive income as follows:

	For the six-month periods ended June 30,
	2026		2025
	(Impairment) / Reversal of impairment, net
Logistics as a part of Other Operating Subsidiary Companies	Ps.	(4,402,726)	Ps.	—
Industrial Processes	497,902		—
Energy Transformation	3,205,654		—
Exploration and Extraction	—		(37,993,336)
Pemex Industrial Transformation	—		(2,200,348)
(Impairment), net	Ps.	(699,170)	Ps.	(40,193,684)
For the six-month period ended June 30, 2026, Logistics as part of the Other Operating Subsidiary Companies segment, recognized a net impairment of Ps.(4,402,726) shown by CGUs as follows:

	2026
Storage terminals	Ps.	(3,248,152)
Pipelines	(1,102,093)
Vessel	(52,481)
Impairment, net	Ps.	(4,402,726)
For the six-month period ended June 30, 2026, Industrial Processes recognized a net reversal of impairment of Ps.497,902, shown by CGUs as follows:

	2026
Morelos Petrochemical Complex	Ps.	852,295
Minatitlán Refinery	278,427
Pajaritos Ethylene Complex	7,108
Coatzacoalcos Gas Processor Complex	(9,117)
Salamanca Refinery	(18,511)
Cosoleacaque Petrochemical Complex	(63,076)
Cangrejera Ethylene Complex	(236,482)
Tula Refinery	(312,742)
Net reversal of impairment	Ps.	497,902
For the six-month period ended June 30, 2026, the Energy Transformation segment recognized a net reversal of impairment of Ps. 3,205,654, shown by CGUs as follows:

	2026
Cactus Gas Processor Complex	Ps.	2,356,230
Matapionche Gas Processor Complex	674,485
Ciudad Pemex Gas Processor Complex	672,467
Poza Rica Gas Processor Complex	13,239
Arenque Gas Processor Complex	3,432
La Venta Gas Processor Complex	(106,115)
Nuevo Pemex Gas Processor Complex	(408,084)
Net reversal of impairment	Ps.	3,205,654
For the six-month period ended June 30, 2025, the Exploration and Extraction segment recognized a net impairment of Ps. (37,993,336), shown by CGU as follows:

	2025
Cantarell	Ps.	(13,920,150)
Tsimin Xux	(8,497,809)
Ogarrio Magallanes	(6,073,181)
Antonio J. Bermúdez	(3,604,799)
Lakach	(2,996,233)
Burgos	(1,456,273)
Santuario CEE	(1,375,273)
Ayin Alux	(111,656)
Misión CEE	42,038
Impairment, net	Ps.	(37,993,336)

Assumptions to Determine Net Present Value of Reserves Long Lived Assets
To determine the value in use of long-lived assets associated with the Logistics, the net present value of cash flows was determined based on the following assumptions:

	June 30, 2026
	Pipelines	Storage terminal	Vessel
Discount rate	12.90%	12.90%	12.90%
Useful life	17	14	15
To determine the value in use of long-lived assets associated with the CGUs of Industrial Processes segment, the net present value of cash flows was determined based on the following assumptions:

	June 30,
	2026
	Refining	Petrochemicals	Ethylene	Fertilizers
Average crude oil Price (U.S.$) (1)	97.17	N.A.
Processed volume (1)	910	Variable because the load inputs are diverse.
Rate of U.S.$	17.4700	17.4700	17.4700	17.4700
Useful lives of the cash-generating units (year average)	13	8	10	15
Pre-tax discount rate	10.77%	8.44%	8.44%	10.16%
Period	2026-2038	2026-2033	2026-2035	2026-2040

(1)Average of the first five years.
N.A. = Not applicable
To determine the value in use of long-lived assets associated with the CGUs of Energy Transformation segment, the net present value of cash flows was determined based on the following assumptions:

June 30,
2026
Gas

Processed volume (1)	2,262 mmped of humid gas
Rate of U.S.$	17.4700
Useful lives of the cash-generating units (year average)	8
Pre-tax discount rate	9.81%
Period	2026-2033
(1) Average of the first 5 years.
To determine the value in use of long-lived assets associated to hydrocarbon extraction, the net present value of reserves is determined based on the following assumptions:

2025
Average crude oil price	60.78 U.S.$/bl
Average gas price	3.99 U.S.$/mpc
Average condensates price	67.39 U.S.$/bl
After-tax discount rate	9.72% annual
To determine the value in use of long-lived assets associated with the CGUs of Industrial Processes and Energy Transformation, the net present value of cash flows was determined based on the following assumptions:

	As of June 30,
	2025
	Refining	Gas	Petrochemicals	Ethylene	Fertilizers
Average crude oil Price (U.S.$)	101.75	N.A.	N.A.	N.A.	N.A.
Processed volume (1)	885 mbd	2,487 mmcfd of wet gas	Variable because the load inputs are diverse
Rate of U.S.$	$18.8928	$18.8928	$18.8928	$18.8928	$18.8928
Useful lives of the cash-generating units (year average)	12	8	8	8	15
Pre-tax discount rate	13.21%	14.28%	10.52%	10.52%	11.96%
Period (2)	2025 -2036	2025 - 2032	2025 - 2032	2025 - 2032	2025 - 2039

(1)Average of the first four years.
(2)The first five years are projected and stabilize at year six.
N.A. = Not applicable
Summary of Recoverable Amount of Assets	As of June 30, 2026, the value in use for the CGUs is as follows:

	June 30, 2026
Primary logistics	Ps.	72,298,113
TAD, TDGL, TOMS (Storage terminals)	56,979,885
Total	Ps.	129,277,998

Summary of Reversal Impairment loss for CGUs	As of June 30, 2026, the value in use for the impairment of fixed assets was as follows:

	2026
Tula Refinery	Ps.	78,254,072
Salina Cruz Refinery	51,976,517
Cadereyta Refinery	36,892,693
Salamanca Refinery	36,045,460
Cangrejera Aromatic Complex	19,516,481
Independencia Petrochemical Complex	1,776,475
Morelos Petrochemical Complex	1,344,075
Pajaritos Ethylene Complex	184,970
Coatzacoalcos Gas Processor Complex	52,172
Total	Ps.	226,042,915
As of June 30, 2026, the value in use for the CGUs is as follows:

	2026
Cactus Gas Processor Complex	Ps.	7,462,772
Ciudad Pemex Gas Processor Complex	4,075,724
Nuevo Pemex Gas Processor Complex	3,386,489
Burgos Gas Processor Complex	1,579,429
La Venta Gas Processor Complex	1,013,731
Matapionche Gas Processor Complex	708,459
Total	Ps.	18,226,604
For the six-month period ended June 30, 2025, the Exploration and Extraction segment recognized a net impairment of Ps. (37,993,336), shown by CGU as follows:

	2025
Cantarell	Ps.	(13,920,150)
Tsimin Xux	(8,497,809)
Ogarrio Magallanes	(6,073,181)
Antonio J. Bermúdez	(3,604,799)
Lakach	(2,996,233)
Burgos	(1,456,273)
Santuario CEE	(1,375,273)
Ayin Alux	(111,656)
Misión CEE	42,038
Impairment, net	Ps.	(37,993,336)
As of June 30, 2025, values in use for each CGU are:

	2025
Aceite Terciario del Golfo	Ps.	59,818,214
Tsimin Xux	31,916,156
Ogarrio Magallanes	28,561,758
Antonio J. Bermúdez	25,680,550
Tamaulipas Constituciones	13,461,553
Poza Rica	9,873,370
Arenque	6,587,176
Cantarell	5,826,250
Lakach	1,960,612
Cuenca de Macuspana	1,392,556
Santuario CEE	760,363
Ayin Alux	569,486
Total	Ps.	186,408,044
For the six-month period ended June 30, 2025, the Industrial Processes and Energy Transformation segments recognized a net impairment of Ps.(2,200,349), shown by CGUs as follows:

	2025
Cadereyta Refinery	Ps.	(7,724,245)
Salina Cruz Refinery	(6,408,822)
Salamanca Refinery	(3,879,630)
Madero Refinery	(289,501)
Minatitlán Refinery	(226,982)
Arenque Gas Processor Complex	2,154

Matapionche Gas Processor Complex	3,025
Poza Rica Gas Processor Complex	13,667
Cangrejera Ethylene Complex	55,298
Pajaritos Ethylene Complex	97,160
La Venta Gas Processor Complex	128,351
Coatzacoalcos Gas Processor Complex	226,723
Cactus Gas Processor Complex	1,020,168
Morelos Petrochemical Complex	1,167,663
Ciudad Pemex Gas Processor Complex	1,423,670
Cosoleacaque Petrochemical Complex	1,551,778
Nuevo Pemex Gas Processor Complex	2,433,853
Tula Refinery	8,205,321
Impairment, net	Ps.	(2,200,349)
The recoverable amount of assets is based on each asset’s value in use. The value in use for each asset is calculated based on discounted cash flows, taking into consideration the volumes to be produced and sales to be carried out. As of June 30, 2025, the value in use for the impairment of fixed assets was as follows:

	2025
Tula Refinery	Ps.	32,713,039
Salamanca Refinery	21,870,250
Cadereyta Refinery	21,364,001
Salina Cruz Refinery	13,313,915
Cangrejera Ethylene Complex	10,406,680
Nuevo Pemex Gas Processor Complex	10,133,615
Ciudad Pemex Gas Processor Complex	7,348,025
Cactus Gas Processor Complex	6,002,310
Independencia Petrochemical Complex	4,906,321
Burgos Gas Processor Complex	1,652,472
Morelos Petrochemicals Complex	1,645,677
Coatzacoalcos Gas Processor Complex	1,212,199
La Venta Gas Processor Complex	1,189,134
Pajaritos Ethylene Complex	184,970
Total	Ps.	133,942,608